Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 26, 2015
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jun. 26, 2015
Document Effective Date	Jun. 26, 2015
Prospectus Date	Apr. 30, 2015
Kellner Merger Fund | Investor Class
Prospectus:
Trading Symbol	GAKAX
Kellner Merger Fund | Institutional Class
Prospectus:
Trading Symbol	GAKIX
Kellner Event Fund | Investor Class
Prospectus:
Trading Symbol	KEFAX
Kellner Event Fund | Institutional Class
Prospectus:
Trading Symbol	KEFIX